Income Taxes (Details Narrative) - USD ($)	1 Months Ended	4 Months Ended
	Mar. 31, 2015	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 20,842	$ 56,571
Operating loss carry forward future year	2034	2034